UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 4th Quarter 2010

Check here if Amendment [ X]; Amendment Number: 1
This Amendment (Check only one.): [ X] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Constellation Wealth Advisors
Address: 505 Fifth Avenue
         19th Floor
         New York, New York  10017

13F File Number:  28-13618

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Philip Frank
Title:     Genreal Counsel
Phone:     212 697 0500

Signature, Place, and Date of Signing:

     /s/ Philip Frank     New York, NY     March  2, 2011


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     39

Form13F Information Table Value Total:     $146,384 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AMERICAN WTR WKS CO INC NEW    COM              030420103     3565   140981 SH       Sole                   140981
AT&T INC                       COM              00206r102     4130   140583 SH       Sole                   140583
BANK OF NEW YORK MELLON CORP   COM              064058100     2853    94457 SH       Sole                    94457
BARRICK GOLD CORP              COM              067901108     3905    73426 SH       Sole                    73426
BEST BUY INC                   COM              086516101        0        0 SH       Sole                        0
BROADRIDGE FINL SOLUTIONS IN   COM              11133t103     2734   124671 SH       Sole                   124671
CHEVRON CORP NEW               COM              166764100     3966    43458 SH       Sole                    43458
CHUBB CORP                     COM              171232101     3147    52773 SH       Sole                    52773
CINCINNATI FINL CORP           COM              172062101     2867    90457 SH       Sole                    90457
COCA COLA CO                   COM              191216100     3276    49815 SH       Sole                    49815
CONSOLIDATED EDISON INC        COM              209115104      331     6683 SH       Sole                     6683
COVIDIEN PLC                   SHS              g2554f105     3461    75797 SH       Sole                    75797
CURRENCYSHARES CDN DLR TR      CDN DOLLAR SHS   23129x105     2712    27248 SH       Sole                    27248
EXXON MOBIL CORP               COM              30231g102      271     3700 SH       Sole                     3700
GOVERNMENT PPTYS INCOME TR     COM SHS BEN INT  38376a103     3204   119609 SH       Sole                   119609
INTEL CORP                     COM              458140100      106     5033 SH       Sole                     5033
INTERNATIONAL BUSINESS MACHS   COM              459200101     3855    26265 SH       Sole                    26265
ISHARES TR                     LRGE CORE INDX   464287127    13697   193732 SH       Sole                   193732
ITT CORP NEW                   COM              450911102     3325    63813 SH       Sole                    63813
JOHNSON & JOHNSON              COM              478160104     4688    75796 SH       Sole                    75796
JPMORGAN CHASE & CO            ALERIAN ML ETN   46625h365     4349   119629 SH       Sole                   119629
KROGER CO                      COM              501044101     3817   170717 SH       Sole                   170717
MCDONALDS CORP                 COM              580135101     3043    39644 SH       Sole                    39644
MEMC ELECTR MATLS INC          COM              552715104        0        0 SH       Sole                        0
MERCK & CO INC NEW             COM              58933y105     4811   133499 SH       Sole                   133499
MICROSOFT CORP                 COM              594918104     3980   142609 SH       Sole                   142609
PACKAGING CORP AMER            COM              695156109     4014   155359 SH       Sole                   155359
PEPSICO INC                    COM              713448108     2738    41916 SH       Sole                    41916
PROCTER & GAMBLE CO            COM              742718109     4127    64158 SH       Sole                    64158
PROVIDENT FINL SVCS INC        COM              74386t105      184    12194 SH       Sole                    12194
SCHWAB CHARLES CORP NEW        COM              808513105     3914   228744 SH       Sole                   228744
SELECT SECTOR SPDR TR          SBI INT-UTILS    81369y886     3878   123750 SH       Sole                   123750
SPDR GOLD TRUST                GOLD SHS         78463v107    28278   203851 SH       Sole                   203851
SPDR SERIES TRUST              S&P BIOTECH      78464a870       12      205 SH       Sole                      205
SYNGENTA AG                    SPONSORED ADR    87160a100     2423    41215 SH       Sole                    41215
UNILEVER N V                   N Y SHS NEW      904784709     3186   101453 SH       Sole                   101453
VEOLIA ENVIRONNEMENT           SPONSORED ADR    92334n103     3550   120913 SH       Sole                   120913
WAL MART STORES INC            COM              931142103     3955    73330 SH       Sole                    73330
ZIMMER HLDGS INC               COM              98956p102       32      606 SH       Sole                      606